TAXES BASED ON INCOME (Details 4) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
TAXES BASED ON INCOME
Effective tax rate (as a percent)	34.00%	34.00%
Benefit for release of a valuation allowance on certain state tax credits	$ 6,200,000
Effective tax rate for 2012 was negatively impacted from the statutory expiration of the federal research and development tax credits	5,000,000
Expense for accrual of U.S. taxes on certain foreign earnings expected to be repatriated during 2013	10,800,000
Increase in valuation allowance	(25,800,000)	8,300,000	2,500,000
Income tax expense from the settlement of foreign tax audit		2,800,000
Net benefit from decline in value of investments			45,500,000
Net benefit from settlements with taxing jurisdictions and lapse of applicable statutory periods	(11,600,000)	(1,600,000)	17,700,000
Undistributed earnings of foreign subsidiaries that are considered indefinitely reinvested	1,400,000,000	1,300,000,000
Repatriation accrual	20,300,000	18,100,000
Cash payments for the settlement of foreign tax audits	$ 7,000,000